Note 14 - Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three-months Ended March 31,
	2020	2019
Convertible debt	5,338,973	4,628,234

	2019	2018
Convertible debt	4,930,555	4,154,760